John Hancock Fundamental All Cap Core ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
John Hancock Fundamental All Cap Core ETF | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	5.00%	23.71%